NOTES PAYABLE AND CONVERTIBLE DEBENTURES - NON-RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Payable [Abstract]
NOTES PAYABLE AND CONVERTIBLE DEBENTURES - NON-RELATED PARTIES

Short-Term Loans Payable

Included in this amount is $71,156 of short-term non-convertible financings. The short-term non-convertible financings are from three funding sources and all balances are guaranteed by the Company’s CEO.  The Company repaid these amounts in full in July 2016.

Note Payable and Non-Convertible Debentures

The following table summarizes the outstanding note payable and non-convertible debentures at June 30, 2016 and December 31, 2015:

	2016	2015
Note payable and non-convertible debentures:
February 2016 Note Payable	$473,340	$-
May 2016 Debenture	24,000	-
July 2015 Debenture (Amended August 2014 Debenture)	73,200	73,200
Total note payable and non-convertible debentures	570,540	73,200
Less: Debt discount	(6,093)	-
Carrying value	564,447	73,200
Less: Current portion	(333,750)	(73,200)
Note payable and non-convertible debentures, net of current portion	$230,697	$-

The following table summarizes the future minimum payments as of June 30, 2016 for the note payable and non-convertible debentures:

Remainder of 2016	$198,543
2017	317,013
2018	54,984
$570,540

July 2015 Debenture (Amended August 2014 Debenture)

On August 30, 2014, the Company issued an 8% debenture to an unrelated third party investor in the principal amount of $40,000 (the “August 2014 Debenture”). The August 2014 Debenture bore interest at the rate of 8% per annum. The principal amount and interest were payable on August 29, 2015. On July 21, 2015, the Company received an additional $30,000 from the investor and amended and restated this agreement to a new principal balance of $73,200 (including accrued interest of $3,200 added to principal) and a new maturity date of July 21, 2016.  The note was repaid in full in July 2016.

February 2016 Note Payable

On February 24, 2016, the Company and SBI Investments, LLC, 2014-1 (“SBI”) entered into a closing statement in which SBI loaned the Company gross proceeds of $550,000 pursuant to a purchase agreement, 20% secured promissory note and security agreement (“February 2016 Note Payable”), all dated February 19, 2016 (collectively, the “Finance Agreements”), to purchase substantially all of the assets of Beyond Human (see Note 3).  Of the $550,000 gross proceeds, $300,000 was paid into an escrow account held by a third party bank and was released to Beyond Human upon closing of the transaction, $242,500 was provided directly to the Company for use in building the Beyond Human business and $7,500 was provided for attorneys’ fees.  The attorneys’ fees were recorded as a discount to the carrying value of the February 2016 Note Payable in accordance with ASU 2015-03.

Pursuant to the Finance Agreements, the principal amount of the February 2016 Note Payable is $550,000 and the interest rate thereon is 20% per annum.  The Company began to pay principal and interest on the February 2016 Note Payable on a monthly basis beginning on March 19, 2016 for a period of 24 months and the monthly mandatory principal and interest payment amount thereunder is $28,209. The monthly amount shall be paid by the Company through a deposit account control agreement with a third party bank in which SBI shall be permitted to take the monthly mandatory payment amount from all revenues received by the Company from the Beyond Human assets in the transaction.  The maturity date for the February 2016 Note Payable is February 19, 2018.

The February 2016 Note Payable is secured by SBI through a first priority secured interest in all of the Beyond Human assets acquired by the Company in the transaction including all revenue received by the Company from these assets.

May 2016 Debenture

On May 4, 2016, the Company issued a 10% debenture to an unrelated third party investor in the principal amount of $24,000 (the “May 2016 Debenture”). The May 2016 Debenture bore interest at the rate of 10% per annum. The principal amount and interest were payable on May 4, 2017. The note was repaid in full in July 2016.

May 2016 Notes Payable

On May 6, 2016, the Company entered into a securities purchase agreement with an unrelated third party investor in which the investor loaned the Company gross proceeds of $50,000 pursuant to a 3% promissory note (“May 6, 2016 Note Payable”).  The May 6, 2016 Note Payable bore interest at the rate of 3% per annum. The principal amount and interest were payable on November 6, 2016. The note was repaid in full in June 2016.

In connection with the May 6, 2016 Note Payable, the Company issued the investor restricted shares of common stock totaling 500,000.  The fair value of the restricted shares of common stock issued was based on the market price of the Company’s common stock on the date of issuance of the May 6, 2016 Note Payable.  The allocation of the proceeds received to the restricted shares of common stock based on their relative fair value resulted in the Company recording a debt discount of $23,684. The discount was amortized in full to interest expense during the six months ended June 30, 2016.

On May 20, 2016, the Company entered into a securities purchase agreement with an unrelated third party investor in which the investor loaned the Company gross proceeds of $100,000 pursuant to a 3% promissory note (“May 20, 2016 Note Payable”).  The May 20, 2016 Note Payable bore interest at the rate of 3% per annum. The principal amount and interest were payable on February 21, 2017. The note was repaid in full in June 2016.

In connection with the May 20, 2016 Note Payable, the Company issued the investor restricted shares of common stock totaling 750,000.  The fair value of the restricted shares of common stock issued was based on the market price of the Company’s common stock on the date of issuance of the May 20, 2016 Note Payable.  The allocation of the proceeds received to the restricted shares of common stock based on their relative fair value resulted in the Company recording a debt discount of $70,280. The discount was amortized in full to interest expense during the six months ended June 30, 2016.

Interest Expense

The Company recognized interest expense on the short-term loans payable and non-related party note payable and non-convertible debentures of $77,550, $88,915, $6,313, and $25,916 for the three and six months ended June 30, 2016 and 2015, respectively.  Amortization of the debt discount to interest expense during the three and six months ended June 30, 2016 and 2015 totaled $94,902, $95,371, $65,326, and $188,453, respectively.

Convertible Debentures - Third Quarter 2015 Financing

The following table summarizes the outstanding Third Quarter 2015 Convertible Debentures at December 31, 2015:

December 31, 2015

Investor 1 - July 27, 2015	$500,000
Investor 1 - September 30, 2015	100,000
Investor 2 - August 25, 2015	500,000
Investor 2 - September 21, 2015	100,000
Investor 3 – August 27, 2015	125,000
1,325,000
Plus: Original issue discount (10%)	132,500
Face amount	1,457,500
Less: Debt discount	(1,050,041)
Carrying value	407,459
Less: Current portion	(407,459)
Convertible debentures – long-term	$-

In the third quarter of 2015, the Company entered into Securities Purchase Agreements with three (3) accredited investors (the “Buyers”), pursuant to which the Company received aggregate gross proceeds of $1,325,000 (net of OID) pursuant to which it sold:

Six (6) Convertible Promissory Notes of the Company. Two in the principal amount of $275,000, one for $550,000, one for $137,500, and two for $110,000 (each a “Q3 2015 Note” and collectively the “Q3 2015 Notes”) (the Q3 2015 Notes were sold at a 10% OID and the Company received an aggregate total of $1,242,500 in funds thereunder after debt issuance costs of $82,500). The principal amount due under the Q3 2015 Notes was $1,457,500. The Q3 2015 Notes and accrued interest were convertible into shares of common stock of the Company (the “Common Stock”) beginning six (6) months from the date of execution, at a conversion price of $0.15 per share, with certain adjustment provisions noted below. The maturity date of the first and second Q3 2015 Note was August 26, 2016. The third Q3 2015 Note had a maturity date of September 24, 2016, the fourth had a maturity date of September 26, 2016, the fifth was October 20, 2016 and the sixth was October 29, 2016. The Q3 2015 Notes bore interest on the unpaid principal amount at the rate of five percent (5%) per annum from the date of issuance until the same became due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. Notwithstanding the foregoing, upon the occurrence of an Event of Default as defined in such Q3 2015 Note, a “Default Amount” equal to the sum of (i) the principal amount, together with accrued interest due thereon through the date of payment payable at the holder’s option in cash or common stock and (ii) an additional amount equal to the principal amount payable at the Company’s option in cash or common stock. For purposes of payments in common stock, the following conversion formula applied: the conversion price shall be the lower of: (i) the fixed conversion price ($0.15) or (ii) 60% multiplied by the volume weighted average price of the Company’s common stock during the ten consecutive trading days immediately prior to the later of the Event of Default or the end of the applicable cure period. Certain other conversion rates applied in the event of the sale or merger of the Company, default and other defined events. The embedded conversion feature of these notes contained anti-dilution protection, therefore, were treated as derivative instruments (see Note 9).

The Company could have prepaid the Q3 2015 Notes at any time on the terms set forth in the Q3 2015 Notes at the rate of 115% of the then outstanding balance of the Q3 2015 Notes. Under the terms of the Q3 2015 Notes, the Company could not effect certain corporate and business actions during the term of the Q3 2015 Notes, although some could have been done with proper notice. Pursuant to the Purchase Agreement, with certain exceptions, the Note holder had a right of participation during the term of the Q3 2015 Notes; additionally, the Company granted the Q3 2015 Note holder registration rights for the shares of common stock underlying the Q3 2015 Notes pursuant to Registration Rights Agreements.

In addition, a Registration Rights Agreement was signed and, as a result, the Company filed a Registration Statement on September 11, 2015 and filed an Amended Form S–1 on October 26, 2015 and November 12, 2015.

During the six months ended June 30, 2016, the Q3 2015 Notes holders elected to convert all principal and interest outstanding of $1,515,635 into 10,104,228 shares of common stock at a conversion price of $0.15 per share (see Note 8).  As a result of the conversion of the outstanding principal and interest balance into shares of common stock, the fair value of the embedded conversion feature derivative liabilities of $2,018,565 on the date of conversion was reclassified to additional paid-in capital (see Note 9) and the remaining unamortized debt discount was amortized to interest expense during the six months ended June 30, 2016.

Convertible Debentures - Second Quarter 2016 Financing

The following table summarizes the outstanding Second Quarter 2016 Convertible Debentures at June 30, 2016:

June 30, 2016

Investor 1 – June 30, 2016	$1,000,000
Investor 2 – June 30, 2016	250,000
Investor 3 – June 30, 2016	250,000
Sub-total of gross proceeds received	1,500,000
Plus: Original issue discount (10%)	150,000
Face amount	1,650,000
Less: Debt discount	(1,650,000)
Carrying value	—
Less: Current portion	—
Convertible debentures – long-term	$—

In the second quarter of 2016, the Company entered into Securities Purchase Agreements with three accredited investors (the “Investors”), pursuant to which the Company received aggregate gross proceeds of $1,500,000 (net of OID) pursuant to which it sold:

Three Convertible Promissory Notes of the Company. Two in the principal amount of $275,000 and one for $1,000,000 (each a “Q2 2016 Note” and collectively the “Q2 2016 Notes”) (the Q2 2016 Notes were sold at a 10% OID and the Company received an aggregate total of $1,305,000 in funds thereunder after debt issuance costs of $195,000). The funds from the Q2 2016 Notes were held in escrow and released to the Company on July 6, 2016. The principal amount due under the Q2 2016 Notes is $1,650,000. The Q2 2016 Notes and accrued interest are convertible into shares of common stock of the Company at a conversion price of $0.25 per share, with certain adjustment provisions noted below. The maturity date of the Q2 2016 Note is July 30, 2017. The Q2 2016 Notes bear interest on the unpaid principal amount at the rate of five percent (5%) per annum from the date of issuance until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. Notwithstanding the foregoing, upon the occurrence of an Event of Default as defined in such Q2 2016 Note, a “Default Amount” equal to the sum of (i) the principal amount, together with accrued interest due thereon through the date of payment payable at the holder’s option in cash or common stock and (ii) an additional amount equal to the principal amount payable at the Company’s option in cash or common stock. For purposes of payments in common stock, the following conversion formula shall apply: the conversion price shall be the lower of: (i) the fixed conversion price ($0.25) or (ii) 75% multiplied by the volume weighted average price of the Company’s common stock during the ten consecutive trading days immediately prior to the later of the Event of Default or the end of the applicable cure period. For purposes of the Investors request of repayment in cash but the Company is unable to do so, the following conversion formula shall apply: the conversion price shall be the lower of: (i) the fixed conversion price ($0.25) or (ii) 60% multiplied by the lowest daily volume weighted average price of the Company’s common stock during the ten consecutive trading days immediately prior to the conversion. Certain other conversion rates apply in the event of the sale or merger of the Company, default and other defined events.

The Company may prepay the Q2 2016 Notes at any time on the terms set forth in the Q2 2016 Notes at the rate of 110% of the then outstanding balance of the Q2 2016 Notes. Under the terms of the Q2 2016 Notes, the Company shall not effect certain corporate and business actions during the term of the Q2 2016 Notes, although some may be done with proper notice. Pursuant to the Securities Purchase Agreements, with certain exceptions, the Investors have a right of participation during the term of the Q2 2016 Notes; additionally, the Company granted the Q2 2016 Note holders registration rights for the shares of common stock underlying the Q2 2016 Notes up to $1,000,000 pursuant to Registration Rights Agreements.

In addition, bundled with the convertible debenture, the Company sold:

1.	A common stock purchase warrant to each Investor, which allows the Investors to purchase an aggregate of 1,500,000 shares of common stock and the placement agent to purchase 680,000 shares of common stock (aggregating 2,180,000 shares of the Company’s common stock) at an exercise price of $0.40 per share (see Note 8); and
2.	3,750,000 restricted shares of common stock to the Investors.

 In addition, a Registration Rights Agreement was signed and, as a result, the Company is expected to file a Registration Statement in August 2016.

The Company allocated the proceeds from the Q2 2016 Notes to the convertible debenture, warrants and restricted shares of common stock issued based on their relative fair values.  The Company determined the fair value of the warrants using the Black-Scholes Option Pricing Model with the following range of assumptions:

June 30, 2016
Expected terms (in years)	5.00
Expected volatility	229%
Risk-free interest rate	1.01%
Dividend yield	-

The fair value of the restricted shares of common stock issued to Investors in July 2016 was based on the market price of the Company’s common stock on the date of issuance of the Q2 2016 Notes.  The allocation of the proceeds to the warrants and restricted shares of common stock based on their relative fair values resulted in the Company recording a debt discount of $186,526 and $472,814, respectively.  The remaining proceeds of $840,660 were initially allocated to the debt.  Total deferred financing costs incurred in connection with the Q2 2016 Notes was $369,836, of which, $140,836 is the fair value of the warrants to purchase 680,000 shares of common stock issued to the placement agents.  The deferred financing costs have been recorded as debt discount and are being amortized to interest expense using the effective interest method over the term of the Q2 2016 Notes.

The Company determined that the embedded conversion features in the Q2 2016 Notes were a derivative instrument which was required to be bifurcated from the debt host contract and recorded at fair value as a derivative liability.  The fair value of the embedded conversion features at issuance was determined using a Path-Dependent Monte Carlo Simulation (see Note 9 for assumptions used to calculate fair value).  The initial fair value of the embedded conversion features were $1,409,664, of which, $470,824 is recorded as a debt discount.  The initial fair value of the embedded conversion feature derivative liabilities in excess of the proceeds allocated to the debt, after the allocation of debt proceeds to the deferred financing costs, was $938,840, and was immediately expensed and recorded as interest expense during the three and six months ended June 30, 2016 in the accompanying condensed consolidated statement of operations.  The Q2 2016 Notes were also issued at an OID of 10% and the OID of $150,000 was recorded as an addition to the principal amount of the Q2 2016 Notes and a debt discount in the accompanying condensed consolidated balance sheet.

Interest Expense

The Company recognized interest expense on the Q3 2015 Notes and Q2 2016 Notes of $13,213 and $31,381 for the three and six months ended June 30, 2016. The debt discount and deferred financing fees recorded for the Q2 2016 Notes are being amortized as interest expense over the term of the Q2 2016 Notes using the effective interest method.  Total amortization of the debt discount and deferred financing fees on the Q3 2015 Notes and Q2 2016 Notes to interest expense for the three and six months ended June 30, 2016 was $690,021 and $1,050,041, respectively.

Short-Term Loans Payable

Included in this amount is $218,218 of short-term non-convertible financings and $12,133 to finance our business insurance premiums. The short-term non-convertible financings are from three funding sources and all balances are guaranteed by the Company’s CEO.

Notes Payable and Convertible Debentures

 The following table summarizes the outstanding unsecured notes payable and convertible debentures, excluding the third quarter 2015 convertible debentures financing, at December 31:

	2015	2014
Current notes payable and convertible debentures:
February 2014 Convertible Debenture	$-	$330,000
July 2015 Debenture (Amended August 2014 Debenture)	73,200	40,000
Total current notes payable and convertible debentures	73,200	370,000
Less: Debt discount	-	(55,982)
	$73,200	$314,018

Long-term notes-payable and convertible debentures
September 2014 Convertible Debenture	$-	$92,000
Less: Debt discount	-	(67,726)
	$-	$24,274

December 2013 Debenture

On December 23, 2013, the Company issued an 8% debenture to an unrelated third party accredited investor in the principal amount of $350,000 (the “December 2013 Debenture”). The December 2013 Debenture bore interest at the rate of 8% per annum. The principal amount and interest was payable on August 31, 2014. On August 31, 2014, the maturity date of the December 2013 Debenture was extended to September 15, 2014.

On September 15, 2014, a third party investor (“Investor”) purchased the December 2013 Debenture and subsequently on September 15, 2014 the Company entered into a debt exchange agreement with the Investor, pursuant to which the Company issued 1,900,000 shares of the Company’s common stock with a fair value of $779,000 based upon the quoted market price at issuance, in exchange for the retirement of the December 2013 Debenture. During the year ended December 31, 2014 the Company recorded a $406,833 loss on the extinguishment of debt.

July 2015 Debenture (Amended August 2014 Debenture)

On August 30, 2014, the Company issued an 8% debenture to an unrelated third party investor in the principal amount of $40,000 (the “August 2014 Debenture”). The August 2014 Debenture bears interest at the rate of 8% per annum. The principal amount and interest were payable on August 29, 2015. On July 21, 2015, the Company received an additional $30,000 from the investor and amended and restated this agreement to a new principal balance of $73,200 (including accrued interest of $3,200 added to principal) and a new maturity date of July 21, 2016.

September 2014 Convertible Debenture

On September 29, 2014, the Company issued a convertible promissory note (the “Note”) to an unrelated third party accredited investor for $50,000. The Note had a principal face amount of $92,000, did not accrue interest and was due on March 28, 2016 (the “Maturity Date”). The Note bore the right to convert any part of the principal amount under the Note into shares of the Company’s common stock at a conversion price of $0.40 per share (the “Conversion Price”). On the Maturity Date, any outstanding principal due under the Note would have been automatically converted into shares of common stock at the Conversion Price. The Note prohibited the holder from converting the Note to the extent that, as a result of such conversion, the holder would have beneficially own more than 9.99%, in the aggregate, of the issued and outstanding shares of common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Note. The Note contains a BCF. The intrinsic value of the BCF at the date of issuance was determined by measuring the difference between the accounting conversion price and the intrinsic value of the stock at the commitment date. The Company recorded a debt discount for the intrinsic value of the BCF, which was limited to the proceeds with an offsetting increase to additional paid-in-capital. The BCF of $37,400 along with the OID of $42,000 had been included in the consolidated balance sheet at December 31, 2014 as a discount to the related debt security, and was being accreted as non-cash interest expense over the expected term of the Note using the effective interest method. The Note was converted into 230,000 shares common stock according to the terms of the note, by the investor on March 30, 2015. As such, the Company recorded the conversion of the note and the remaining debt discount was charged to interest expense during the year ended December 31, 2015.

January 2015 Non-Convertible Debenture

On January 21, 2015, the Company entered into securities purchase agreements with Vista Capital Investments, LLC (“Vista”) whereby the Company issued and sold to the Vista promissory notes (“January 2015 Non-Convertible Debenture”) and warrants (the “Vista Warrants”) to purchase up to 500,000 shares of the Company’s Common Stock for gross proceeds of $100,000. The note has an Original Issue Discount (“OID”) of $10,000 and requires payment of $110,000 in principal upon maturity. On July 30, 2015, the Company and Vista entered into an amendment to the $110,000 Promissory Note dated January 21, 2015 (“Vista Note Amendment”). In consideration for the Vista Note Amendment, the Company issued 100,000 restricted shares of common stock to Vista. The fair value of such shares totaling $15,500 was recognized as interest expense during the year ended December 31, 2015. The principal note balance totaling $110,000 was paid off on November 2, 2015.

The Vista Warrants are exercisable for five years from the closing date at an exercise price of $0.30 (See Note 8) per share of common stock. The warrants contain anti-dilution protection, including protection upon dilutive issuances.

The Vista Warrants are measured at fair value and classified as a liability because these warrants contain anti-dilution protection and therefore cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under FASB ASC 815. The estimated fair value of the Vista Warrants was determined using the Probability Weighted Black-Scholes Option-Pricing Model, resulting in a fair value of $99,999 on the date they were issued. The allocation of the proceeds of the debt was initially recorded using the residual method, at $1, net of a debt discount of $109,999 for the fair value of the Vista Warrants and the OID. The discount was being accreted as non-cash interest expense over the expected term of the January 2015 Non-Convertible Debenture using the effective interest method. During the year ended December 31, 2015, the full amount of debt discount has been accreted to interest expense. The fair value of the Vista Warrants will be affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term and the risk-free interest rate. The Company will continue to classify the fair value of the Vista Warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability, whichever comes first. The anti-dilution protection for the Vista Warrants survives for the life of the warrants which ends in January 2020 and has been classified as a liability (see Note 9).

February 2014 Convertible Debenture

On February 13, 2014, the Company entered into a securities purchase agreement with an unrelated third party accredited investor pursuant to which the Company issued a convertible debenture in the aggregate principal amount of $330,000 (issued at an OID of 10%) (the “February 2014 Convertible Debenture”) and a warrant to purchase 250,000 shares of the Company’s common stock (“Warrant Agreement”).

The February 2014 Convertible Debenture bore interest at the rate of 10% per annum and the principal amount and interest were payable on March 13, 2015. The effective interest rate was calculated considering the OID, the BCF and the Warrant Agreement. The February 2014 Convertible Debenture could have been converted in whole or in part at any time prior to the maturity date by the holder at a conversion price of $0.40 per share, subject to adjustment. The Company had the option to redeem the February 2014 Convertible Debenture before its maturity by payment in cash of 125% of the then outstanding principal amount plus accrued interest and other amounts due.

The February 2014 Convertible Debenture was issued with an OID of $30,000. The OID was included in the consolidated balance sheet as a debt discount to the related debt security and was being accreted as non-cash interest expense over the expected term of the debt.

The Warrant Agreement provides the holder with the right to acquire up to 250,000 shares of common stock at an exercise price of $0.50 per share, subject to standard certain adjustments as described in the Warrant Agreement, at any time through the fifth anniversary of its issuance date. The allocated relative fair value of the Warrant Agreement of $96,533 had been included in the consolidated balance sheet as a debt discount to the related debt security and was being accreted as non-cash interest expense over the expected term of the debt.

The February 2014 Convertible Debenture contains a BCF. The intrinsic value of the BCF at the date of issuance was determined by measuring the difference between the accounting conversion price and the intrinsic value of the stock at the commitment date. The Company recorded a debt discount for the intrinsic value of the BCF, which was limited to the proceeds with an offsetting increase to additional paid-in-capital. The BCF of $179,032 along with the original issue discount of $30,000 had been included in the consolidated balance sheet at December 31, 2014 as a debt discount to the related debt security and was being accreted as non-cash interest expense over the expected term of the February 2014 Convertible Debenture using the effective interest method.

On March 12, 2015, the Company issued 250,000 shares of the Company's common stock and 250,000 warrants to the holder of the February 2014 Convertible Debenture to extend the maturity date to September 13, 2015 which resulted in a debt extinguishment. The fair value of the 250,000 shares of common stock issued totaled $32,500 computed based on the stock price on the date of issuance. The terms of the warrants issued to the holder were amended to reduce the exercise price of the total warrants outstanding to $0.30 per share (See Note 8) and include certain anti-dilution protection, including protection upon dilutive issuances. The warrants are measured at fair value and classified as a liability because these warrants contain anti-dilution protection and therefore cannot be considered indexed to the Company's own stock which is a requirement for the scope exception as outlined under FASB ASC 815. The estimated fair value of the warrants was determined using the Probability Weighted Black-Scholes Option-Pricing Model, resulting in a fair value of $76,299 on the date they were issued. The allocation of the proceeds of the debt after modification which resulted in a debt extinguishment was initially recorded using the residual method, at $253,701, net of a debt discount of $76,299 for the fair value of the warrants. The discount was being accreted as non-cash interest expense over the expected term of the February 2014 Convertible Debenture using the effective interest method. During the year ended December 31, 2015, the full amount of debt discount has been accreted to interest expense. The fair value of the common stock issued of $32,500 was recorded as a loss on debt extinguishment, based on the estimated fair value of the stock on date of issuance, in the accompanying consolidated statement of operations during the year ended December 31, 2015. This convertible debenture was repaid in September 2015. The anti-dilution protection for the warrants survives for the life of the warrants which ends in March 2020 (see Note 9).

Interest Expense

The Company recognized interest expense on the short-term loans payable and unsecured (non-related party) notes payable and convertible debentures of $102,105 and $33,452 for the years ended December 31, 2015 and 2014, respectively. Amortization of the debt discount to interest expense during the years ended December 31, 2015 and 2014 totaled $310,006 and $283,348 respectively.

Convertible Debentures - Third Quarter 2015 Financing

The following table summarizes the outstanding Third Quarter 2015 Convertible Debentures at December 31, 2015 and 2014:

	2015	2014

Investor 1 - July 27, 2015	$500,000	$-
Investor 1 - September 30, 2015	100,000	-
Investor 2 - August 25, 2015	500,000	-
Investor 2 - September 21, 2015	100,000	-
Investor 3 – August 27, 2015	125,000	-
Sub-total of gross proceeds received	1,325,000	-
Plus: Original issue discount (10%)	132,500	-
Face amount	1,457,500	-
Less: Debt discount	(952,464)	-
Carrying value	505,036	-
Less: Current portion	(505,036)	-
Convertible debentures – long-term	$-	$-

In the third quarter of 2015, the Company entered into Securities Purchase Agreements with three (3) accredited investors (the “Buyers”), pursuant to which the Company received aggregate gross proceeds of $1,325,000 (net of OID) pursuant to which it sold:

Six (6) Convertible Promissory Notes of the Company. Two in the principal amount of $275,000, one for $550,000, one for $137,500, and two for $110,000 (each a “Q3 2015 Note” and collectively the “Q3 2015 Notes”) (the Q3 2015 Notes were sold at a 10% OID and the Company received an aggregate total of $1,242,500 in funds thereunder after debt issuance costs of $82,500). The principal amount due under the Q3 2015 Notes is $1,457,500. The Q3 2015 Notes and accrued interest are convertible into shares of common stock of the Company (the “Common Stock”) beginning six (6) months from the date of execution, at a conversion price of $0.15 per share, with certain adjustment provisions noted below. The maturity date of the first and second Q3 2015 Note is August 26, 2016. The third Q3 2015 Note has a maturity date of September 24, 2016 the fourth has a maturity date of September 26, 2016, the fifth is October 20, 2016 and the sixth is October 29, 2016. The Q3 2015 Notes bear interest on the unpaid principal amount at the rate of five percent (5%) per annum from the date of issuance until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. Notwithstanding the foregoing, upon the occurrence of an Event of Default as defined in such Q3 2015 Note, a “Default Amount” equal to the sum of (i) the principal amount, together with accrued interest due thereon through the date of payment payable at the holder’s option in cash or common stock and (ii) an additional amount equal to the principal amount payable at the Company’s option in cash or common stock. For purposes of payments in common stock, the following conversion formula shall apply: the conversion price shall be the lower of: (i) the fixed conversion price ($0.15) or (ii) 60% multiplied by the volume weighted average price of the Company’s common stock during the ten consecutive trading days immediately prior to the later of the Event of Default or the end of the applicable cure period. Certain other conversion rates apply in the event of the sale or merger of the Company, default and other defined events.

The Company may prepay the Q3 2015 Notes at any time on the terms set forth in the Q3 2015 Notes at the rate of 115% of the then outstanding balance of the Q3 2015 Notes. Under the terms of the Q3 2015 Notes, the Company shall not effect certain corporate and business actions during the term of the Q3 2015 Notes, although some may be done with proper notice. Pursuant to the Purchase Agreement, with certain exceptions, the Note holder has a right of participation during the term of the Q3 2015 Notes; additionally, the Company granted the Q3 2015 Note holder registration rights for the shares of common stock underlying the Q3 2015 Notes pursuant to Registration Rights Agreements.

In addition, bundled with the convertible debt, the Company sold:

1.   A common stock purchase warrant to each Buyer, which allows the Buyers to purchase an aggregate of 1,325,000 shares of common stock and the placement agent to purchase 483,333 shares of common stock (aggregating 1,808,333 shares of the Company’s common stock) at an exercise price of $0.30 per share (See Note 8); and

2.   4,337,500 restricted shares of common stock to the Buyers.

In addition, a Registration Rights Agreement was signed and, as a result, the Company filed a Registration Statement on September 11, 2015 and filed an Amended Form S–1 on October 26, 2015 and November 12, 2015.

The Company allocated the proceeds from the Q3 2015 Notes to the convertible debt, warrants and restricted shares of common stock issued based on their relative fair values.  The Company determined the fair value of the warrants using the Black-Scholes Option Pricing Model with the following range of assumptions:

December 31, 2015
Expected terms (in years)	5.00
Expected volatility	101 - 119%
Risk-free interest rate	1.37 – 1.58%
Dividend yield	-

The fair value of the restricted shares of common stock issued was based on the market price of the Company’s common stock on the date of issuance of the Q3 2015 Notes.  The allocation of the proceeds to the warrants and restricted shares of common stock based on their relative fair values resulted in the Company recording a debt discount of $89,551 and $374,474, respectively.  The remaining proceeds of $860,975 were initially allocated to the debt.  The Company determined that the embedded conversion features in the Q3 2015 Notes were a derivative instrument which was required to be bifurcated from the debt host contracts and recorded at fair value as a derivative liability.  The fair value of the embedded conversion features at issuance was determined using a Path-Dependent Monte Carlo Simulation (see Note 9 for assumptions used to calculate fair value).  The initial fair value of the embedded conversion features were $901,784, of which, $830,560 is recorded as a debt discount.  The initial fair value of the embedded conversion feature derivative liabilities in excess of the proceeds allocated to the debt was $71,224, and was immediately expensed and recorded as interest expense during the year ended December 31, 2015 in the accompanying consolidated statement of operations.  The Q3 2015 Notes were also issued at an OID of 10% and the OID of $132,500 was recorded as an addition to the principal amount of the Q3 2015 Notes and a debt discount in the accompanying consolidated balance sheet.

Interest Expense

The Company recognized interest expense on the Q3 2015 Notes of $26,754 for the year ended December 31, 2015. The debt discount recorded for the Q3 2015 Notes totaling $1,427,085 is being amortized as interest expense over the term of the Q3 2015 using the effective interest method.  Total amortization of the debt discount on the Q3 2015 Notes to interest expense for the year ended December 31, 2015 was $474,621.

The Company incurred debt issuance costs of $82,500 and the fair value of the warrants issued to the placement agent totaled $68,419. Such costs are amortized to interest expense over the term of the Q3 2015 Notes and the Company amortized $53,342 to interest expense during the year ended December 31, 2015.